Capital Stock - Issuance of Common Stock (Detail) (USD $)	12 Months Ended		1 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Jan. 31, 2014 Subsequent Event [Member]	Dec. 31, 2012 Bimini Capital Management Inc [Member]
Issuances of Common Stock [Abstract]
Shares Issued During Period				4,110
Issuance of common shares to repay amount due to Bimini Capital Management, Inc.				$ 411,000
Stock Issuance Date				July 2012
Initial Public Offering [Abstract]
Intial Public Offering Date	Feb. 20, 2013
Stock Issued During Period Shares New Issues	2,360,000
Proceeds From Issuance Initial Public Offering	35,400,000	0
Secondary Offering [Abstract]
Secondary Offering Period			January 23, 2014
Stock Issued During Secondary Offering			1,800,000
Underwriters Overallotment Period			January 29, 2014
Underwriters Overallotment Shares			270,000
Proceeds From Secondary Offering			$ 24,200,000